Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Oct. 20, 2020 $ / shares	May 20, 2020 $ / shares	Dec. 31, 2019 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000			1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Preferred stock, shares issued (in shares)	0			0
Preferred stock, shares outstanding (in shares)	0			0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock subject to possible redemption (in shares)	7,560,480			20,846,454
Stock conversion ratio	1
Percentage of shares owned by initial stockholders	20.00%
Number of trading days	20 days
Consecutive trading day period	30 days
Private Placement Warrant [Member]
Stockholders' Equity [Abstract]
Exercise price (in dollars per share) | $ / shares	$ 11.50
Period to exercise warrants after business combination	30 days
Period to exercise warrants after public offerings	12 months
Expiration period upon redemption or liquidation	5 years
Redemption price (in dollars per share) | $ / shares	$ 0.01
Number of trading days	20 days
Consecutive trading day period	30 days
Number of business days before the notice of redemption to warrant holders	3 days
Period not to transfer, assign or sell warrants	30 days
Private Placement Warrant [Member] | Minimum [Member]
Stockholders' Equity [Abstract]
Notice period for redemption	30 days
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	100,000,000			100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Number of voting rights per share | Vote	1
Common stock, shares issued (in shares)	1,500,656			1,205,623
Common stock, shares outstanding (in shares)	1,500,656			1,205,623
Common stock subject to possible redemption (in shares)	7,560,480			20,846,454
Exercise price (in dollars per share) | $ / shares		$ 10.30	$ 10.18
Class A Common Stock [Member] | Private Placement Warrant [Member]
Stockholders' Equity [Abstract]
Number of shares called by each warrant (in shares)	1
Sale price of common stock (in dollars per share) | $ / shares	$ 18.00
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	10,000,000			10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Number of voting rights per share | Vote	1
Common stock, shares issued (in shares)	5,513,019			5,513,019
Common stock, shares outstanding (in shares)	5,513,019			5,513,019